SUBSEQUENT EVENTS (Details Narrative) - USD ($)		1 Months Ended			6 Months Ended		12 Months Ended
	Jul. 02, 2021	Jun. 22, 2021	May 31, 2021	May 20, 2021	Oct. 31, 2021	Oct. 31, 2020	Apr. 30, 2021	Apr. 30, 2020	Jul. 15, 2021	Jul. 08, 2021	Mar. 26, 2021	Nov. 30, 2019
Common stock shares issued, exercise of pre-funded warrants					25,000
Convertible notes payable principal balance		$ 91,331					$ 82,000	$ 200,000
Convertible notes payable principal balance24											$ 82,000
Accrued interest payable					$ 3,180		$ 2,027	$ 1,460
Debt conversion, converted instrument, shares							11,814
Consulting fees							$ 504
Exercise of warrants									250,000
Debt conversion, converted instrument, amount							$ 40,000
Common stock shares issued					17,820,362		3,251,641	1,335,283				7,628
Proceeds from conversion of note payable					$ 200,000	$ 0	$ 775,000	$ 0
GS Capital [Member]
Conversion of principal amount		82,000
Proceeds from conversion of note payable		78,500
Consulting fees		$ 3,500
Debt conversion, description		the note into shares of common stock at a price of $0.015 per share and thereafter at 34% discount from the average of the two lowest trading prices of the Company’s common stock during the 15 prior trading days including the day upon which a notice of conversion is received by the Company
Debt redemption description		The Company may redeem the note at redemption prices ranging from 110% to 118% during the first 180 days after issuance
Common stock price per share		$ 0.015
Promissory note		$ 200,000
Maturity date		Dec. 31, 2021
Interest rate		10.00%
GS Capital [Member] | Minimmum [Member]
Note payable redemption price percentage		110.00%
GS Capital [Member] | Maximum [Member]
Note payable redemption price percentage		118.00%
Securities Purchase Agreement [Member]
Common stock shares issued									170,000
Proceeds from exercise of warrants after deducting placement agent fees and related offering expenses							$ 2,650,850		$ 2,650,850
Warrant to purchase of common stock shares									2,575,000
Warrants exercise price									$ 0.80
Maturity date							Jul. 20, 2021
Securities Purchase Agreement [Member] | Pre-funded Warrants [Member]
Warrant to purchase of common stock shares									3,580,000
Warrants exercise price									$ 0.80
Exercise price of each pre-funded warrant									$ 0.0001
Purchase and Sale Agreement [Member]
Reverse stock split of common shares	the Company amended its articles of incorporation to provide for a 1 for 10,000 reverse stock split of our common shares
Purchase and Sale Agreement [Member] | Pecos County, Texas [Member]
Puchase price of land			$ 245,397	$ 242,881
Non-refundable earnest money payment				$ 10,000
Non-refundable extension payment for agreement										$ 10,000